SCHEDULE OF INVESTMENTS December 31, 1995

NAME OF ISSUER
Percentages represent the market value of each investment category
to total net assets                       QUANTITY   MARKET VALUE
-----------------------------------------------------------------
MUTUAL FUNDS (106.6%)

AIM Constellation Fund A                     9,630     $  216,772
AIM Value Fund A                             8,987        240,962
Berger One Hundred Fund                     16,603        300,515
Dodge & Cox Stock Fund                       7,143        484,529
Founders Growth Fund                        27,528        406,602
Janus Fund                                   8,587        197,852
Mutual Qualified Fund                        9,597        285,441
Mutual Beacon Fund                          11,257        404,586
Neuberger & Berman Guardian Fund            17,409        400,938
New York Venture Fund A                     34,351        498,790
T. Rowe Price New America Growth             9,316        325,240
SAFECO Equity Fund                          23,601        361,806
Twentieth Century Ultra Investors Fund      15,297        399,405
Vanguard\PRIMECAP Fund                       4,829        126,687
                                                       ----------

TOTAL MUTUAL FUNDS (COST: $4,555,000)                  $4,650,125

SHORT-TERM SECURITIES (1.3%)
Federated Money Market Trust #092 (COST: $55,743)          55,743
                                                       ----------

TOTAL INVESTMENTS IN SECURITIES (COST:  $4,610,743)    $4,705,868
                                                       ==========

FINANCIAL STATEMENTS December 31, 1995

STATEMENT OF ASSETS AND LIABILITIES December 31, 1995
------------------------------------------------------

ASSETS
  Investments in securities, at value (cost:$4,610,743)       $4,705,868
  Accrued dividends receivable                                   174,697
  Deferred organization costs                                     25,719
                                                              ----------

    Total Assets                                              $4,906,284
                                                              ----------

LIABILITIES
  Distributions payable                                       $  281,805
  Bank overdraft                                                 231,153
  Accrued expenses                                                31,499
                                                              ----------

    Total Liabilities                                         $  544,457
                                                              ----------

NET ASSETS                                                    $4,361,827
                                                              ==========

  Net asset value per share, 370,749 shares outstanding       $    11.76
                                                              ==========

STATEMENT OF OPERATIONS for the year ended December 31, 1995
------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                   $  113,375
                                                              ----------
    Total Investment Income                                   $  113,375
                                                              ----------

EXPENSES
  Investment advisory fees                                    $   18,129
  Custodian fees                                                     646
  Transfer agent fees                                              3,512
  Accounting service fees                                          1,689
  Audit and legal fees                                               535
  Service fees                                                     5,036
  Insurance                                                          156
  Printing and postage                                            20,618
  License, fees, and registrations                                16,017
  Amortization of organization costs                               6,606
                                                              ----------
    Total expenses                                            $   72,944
  Less expenses waived or absorbed
  by the Fund's manager                                           40,714
                                                              ----------
    Total Net Expenses                                        $   32,230
                                                              ----------

NET INVESTMENT INCOME (LOSS)                                  $   81,145
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND OPTIONS:
  Net realized gain (loss) from:
  Investment transactions                                        209,909
  Option transactions                                             (9,249)
  Net change in unrealized appreciation (depreciation) of
  investments                                                     95,125
                                                              ----------
    Net realized and unrealized gain
    (loss) on investments                                     $  295,785
                                                              ----------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                     $  376,930
                                                              ==========

FINANCIAL STATEMENTS December 31, 1995


STATEMENT OF CHANGES IN NET ASSETS for the year ended December 31, 1995
                                   ------------------------------------

                                                                          For the Year Ended
                                                                           December 31, 1995
                                                                          ------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income (loss)                                            $           81,145
  Net realized gain (loss) on investment  and option transactions                    200,660
  Net unrealized appreciation (depreciation) on investments                           95,125
                                                                          ------------------
    Net Increase (Decrease) in Net Assets Resulting From
    Operations                                                            $          376,930
                                                                          ------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income                                    $          (81,145)
  Distributions from net realized gain on investment and
  option transactions                                                               (200,660)
                                                                          ------------------
    Total Dividends and  Distributions                                    $         (281,805)
                                                                          ------------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                            $        4,439,852
  Cost of shares redeemed                                                           (173,150)
                                                                          ------------------
    Net Increase (Decrease) in Net Assets Resulting From
    Capital Share Transactions                                            $        4,266,702
                                                                          ------------------

TOTAL INCREASE IN NET ASSETS                                              $        4,361,827

NET ASSETS, BEGINNING OF PERIOD                                           $                0
                                                                          ------------------

NET ASSETS, END OF PERIOD                                                 $        4,361,827
                                                                          ==================

NOTES TO FINANCIAL STATEMENTS December 31, 1995

Note 1.  ORGANIZATION

         Integrity Fund of Funds, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on June 1, 1994 and commenced operations on January 1, 1995. The Funds objective is long-term capital appreciation and growth of income. The Fund seeks to achieve this objective by investing primarily in a diversified group of other open-end investment companies which in turn, invest principally in equity securities.

         Shares of the Fund are offered for sale at net asset value without a sales charge. Shares may be subject to a contingent deferred sales charge, if those shares are redeemed within five years of purchase.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT SECURITY VALUATION -- Investments in securities for which market quotations are readily available are valued at the last reported sales price or net asset value at the close of each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the portfolio management team. The Fund follows industry practice and records security transactions on the trade date.

         DEFERRED ORGANIZATION COSTS -- Costs incurred in connection with the initial registration and public offering of the shares of the Fund amounted to $32,325. These costs have been paid by ND Holdings, Inc. (the Fund's sponsor) and may be reimbursed by the Fund. Repayment of these costs are currently being waived by the Fund's sponsor. These costs are being amortized over a five year period. If the Manager redeems any or all of its shares in the Fund representing initial capital prior to the end of the 60-month amortization period, the manager will reimburse the Fund for the unamortized balance in the same proportion as the number of shares redeemed bear to the number of initial shares outstanding at the time of redemption.

         FEDERAL AND STATE INCOME TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required.

         DISTRIBUTIONS TO SHAREHOLDERS -- The Fund will distribute dividends from net investment income and any net realized capital gains at least annually. Dividends and distributions are reinvested in additional shares of the Fund at net asset value or payable in cash.

         DIVIDEND INCOME -- Dividend income is recognized on the ex-dividend date.

         OPTIONS -- The Fund may purchase and sell listed put and call options on futures contracts to hedge against market fluctuations. Daily fluctuations in the value of the options are recorded for financial reporting purposes as unrealized gains or losses by the fund. Upon sale or expiration of the option, the Fund will realize, for book purposes, a gain or loss equal to the difference between the cost of the option and the value on sale or expiration date. Certain risks may arise upon the purchase of options. These risks may include changes in the value of the options that may not directly correlate with changes in the value of the underlying securities.

         USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.  SHARE TRANSACTIONS
         As of December 31, 1995, there were 1,000,000,000 shares of $.0001 par value authorized; 370,749 shares were outstanding.

         Transactions in capital shares were as follows:

                          Shares                 Amount
                          ------                 ------
                    For the year ended     For the year ended
                     December 31, 1995      December 31, 1995
                  ---------------------------------------------
Shares sold                    385,088             $4,439,852
Shares redeemed                (14,339)              (173,150)
                  ---------------------------------------------
Net increase                   370,749             $4,266,702
                  =============================================

Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
         ND Money Management, Inc., the Fund's investment adviser, ND Capital, Inc., the Fund's underwriter, and ND Resources, Inc., the Fund's transfer agent, are subsidiaries of ND Holdings, Inc., the Fund's sponsor. As of December 31, 1995, ND Capital, Inc., owns 10,000 shares of the Fund.

         The Fund has engaged ND Money Management, Inc., to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.90% of the Fund's average daily net assets. The Fund has recognized $18,129 of investment advisory fees for the year ended December 31, 1995. The Fund has a payable to ND Money Management, Inc. of $3,202 at December 31, 1995 for investment advisory fees. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

         ND Capital, Inc. is the Fund's principal underwriter. The Fund pays ND Capital service fees computed at an annual rate of 0.25% of the Fund's average daily net assets. Capital, in turn, pays dealers service fees for personal service to shareholders and/or the maintenance of shareholder accounts. The Fund has recognized $5,036 of service fees for the year ended December 31, 1995. The Fund has a payable to ND Capital, Inc. of $889 at December 31, 1995 for service fees. Certain officers and directors of the Fund are also officers and directors of the underwriter.

Note 5.  INVESTMENT SECURITY TRANSACTIONS
         The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $4,825,000 and $304,876, respectively, for the year ended December 31, 1995.

Note 6.  INVESTMENT IN SECURITIES
         At December 31, 1995, the aggregate cost of securities for federal income tax purposes was $4,610,743, and the net unrealized appreciation of investments based on the cost was $95,125, which is comprised of $107,628 aggregate gross unrealized appreciation and $12,503 aggregate gross unrealized depreciation.

FINANCIAL HIGHLIGHTS Selected per share data and ratios for the period indicated
--------------------------------------------------------------------------------

                                                                          For the Year Ended
                                                                           December 31, 1995
                                                                          ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                $  10.00
                                                                          ------------------

Income from Investment Operations:
  Net investment income (loss)                                                      $    .22
  Net realized and unrealized gain (loss) on investment
  and option transactions                                                               2.30
                                                                          ------------------
    Total From Investment Operations                                                $   2.52
                                                                          ------------------

Less Distributions:
  From net investment income                                                        $   (.22)
  From net realized gain on investments                                                 (.54)
                                                                          ------------------
    Total Distributions                                                             $   (.76)
                                                                          ------------------

NET ASSET VALUE, END OF PERIOD                                                      $  11.76
                                                                          ==================

Total Return                                                                           25.20% (A)


Ratios/Supplemental Data:
  Net assets, end of period (in thousands)                                          $  4,362
  Ratio of net expenses (after expense assumption) to
  average net assets                                                                    1.59% (B)

  Ratio of net investment income to average net assets                                  4.00%
  Portfolio turnover rate                                                              15.30%

(A) Excludes contingent deferred sales charge of 1.5%.
(B) During the year ended December 31, 1995, ND Holdings, Inc. assumed expenses of $40,714. If the expenses had not been assumed, the annualized ratio of total expenses to average net assets would have been 3.60%.

                             [GRAPH APPEARS HERE]

            Comparison of change in value of $10,000 investment in Integrity Fund of Funds, Inc. and S & P 500 Index (Unaudited)

-------------------------------------------------------------------------------
          Integrity Fund of Funds   Integrity Fund of Funds
               without CDSC               with CDSC            S & P 500 Index
-------------------------------------------------------------------------------
1995             $10,000                    $10,000                $10,000
-------------------------------------------------------------------------------
1996             $12,520                    $12,370                $13,411
-------------------------------------------------------------------------------

                         INDEPENDENT AUDITOR'S REPORT




To the Shareholders and Board of Directors of Integrity Fund of Fund, Inc.


We have audited the accompanying statement of assets and liabilities of Integrity Fund of Fund, Inc. (the Fund), including the schedule of investments, as of December 31, 1995, the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Integrity Fund of Fund, Inc. as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.



BRADY, MARTZ & ASSOCIATES, P.C.

February 12, 1996